Accrued Compensation (Narrative) (Details) (USD $)	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2011
Accrued Compensation [Abstract]
Executive compensation due upon one year anniversary of reverse merger		$ 108,650
Percentage of cash payment of salaries certain executives chose to defer (in Percent)	60.00%